CONSOLIDATED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Star Peak Energy Transition Corp [Member] Class A common stock Additional paid-in capital	Star Peak Energy Transition Corp [Member] Class A common stock	Star Peak Energy Transition Corp [Member] Common Class B	Star Peak Energy Transition Corp [Member] Additional paid-in capital	Star Peak Energy Transition Corp [Member] Deficit	Star Peak Energy Transition Corp [Member]	Additional paid-in capital	Deficit	Total
Balance, beginning of period at Dec. 31, 2018			$ 1,006	$ 23,994	$ (8,144)	$ 16,856	$ 555,000	$ (210,596,000)	$ (210,041,000)
Balance, beginning of period (in shares) at Dec. 31, 2018			10,062,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(10,406)	(10,406)		(59,414,000)	(59,414,000)
Balance, end of period at Dec. 31, 2019			$ 1,006	23,994	(18,550)	6,450	3,339,000	(259,054,000)	(255,661,000)
Balance, end of period (in shares) at Dec. 31, 2019			10,062,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			$ 0		(1,100)	(1,100)		(17,471,000)	(17,471,000)
Balance, end of period at Mar. 31, 2020			$ 1,006	23,994	(19,650)	5,350	3,816,000	(269,188,000)	(264,867,000)
Balance, end of period (in shares) at Mar. 31, 2020			10,062,500
Balance, beginning of period at Dec. 31, 2019			$ 1,006	23,994	(18,550)	6,450	3,339,000	(259,054,000)	(255,661,000)
Balance, beginning of period (in shares) at Dec. 31, 2019			10,062,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock subject to possible redemption	$ 242,752,852	$ 2,428				242,755,280
Class A common stock subject to possible redemption (in shares)		24,275,528
Net loss			$ 112,600,000		(112,633,298)	(112,633,298)		(156,124,000)	(156,124,000)
Balance, end of period at Dec. 31, 2020		$ 1,408	$ 959	117,649,486	(112,651,848)	5,000,005	10,061,000	(407,841,000)	(397,972,000)
Balance, end of period (in shares) at Dec. 31, 2020		14,082,976	9,589,626
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock subject to possible redemption		$ 1,564		156,345,396		156,346,960
Class A common stock subject to possible redemption (in shares)		15,634,696
Net loss			$ 156,300,000		(156,346,958)	(156,346,958)		(82,553,000)	(82,553,000)
Balance, end of period at Mar. 31, 2021		$ 2,972	$ 959	$ 273,994,882	$ (268,998,806)	$ 5,000,007	$ 14,726,000	$ (490,394,000)	$ (475,609,000)
Balance, end of period (in shares) at Mar. 31, 2021		29,717,672	9,589,626